Fair Value	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value	Fair Value
Recurring Fair Values
The table below presents a summary of financial assets and financial liabilities carried at fair value on a recurring basis, including financial instruments for which the fair value option was elected, but excluding financial assets under the NAV practical expedient, categorized into the following three tier hierarchy:
Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in non-active markets, or valuation techniques utilizing inputs that are derived principally from or corroborated by observable data directly or indirectly for substantially the full term of the financial instrument.
Level 3—At least one assumption or input is unobservable and it is significant to the fair value measurement, requiring significant management judgment or estimate.

	Fair Value Measurements
(In thousands)	Level 1	Level 2	Level 3	Total
March 31, 2019
Assets
Equity method investments	$—	$—	$178,131	$178,131
Marketable equity securities	131,226	—	—	131,226
Debt securities available for sale—N-Star CDO bonds	—	—	64,410	64,410
CMBS of consolidated fund	—	21,139	—	21,139
Other assets—derivative assets	—	29,742	—	29,742
Liabilities
Other liabilities—derivative liabilities	—	304,714	—	304,714
Other liabilities—contingent consideration for THL Hotel Portfolio	—	—	9,312	9,312
December 31, 2018
Assets
Equity method investments	$—	$—	$81,085	$81,085
Marketable equity securities	36,438	—	—	36,438
Debt securities available for sale—N-Star CDO bonds	—	—	64,127	64,127
CMBS of consolidated fund	—	32,706	—	32,706
Other assets—derivative assets	—	33,558	—	33,558
Liabilities
Other liabilities—derivative liabilities	—	132,808	—	132,808
Other liabilities—contingent consideration for THL Hotel Portfolio	—	—	8,903	8,903

Equity Method Investments
Equity method investments for which fair value option was elected are carried at fair value on a recurring basis.
Fair values are determined using either discounted cash flow models based on expected future cash flows for income and realization events of the underlying assets, applying revenue multiples, based on transaction price for recently acquired investments, or pending or comparable market sales price on an investment, as applicable. In valuing the Company's investment in third party private equity funds, the Company considers cash flows provided by the general partners of the funds and the implied yields of the funds. The Company has not elected the practical expedient to measure the fair value of its investments in these private equity funds using NAV of the underlying funds. Fair value of equity method investments are classified as Level 3 of the fair value hierarchy, unless investments are valued based on contracted sales prices which are classified as Level 2 of the fair value hierarchy. Changes in fair value of equity method investments under the fair value option are recorded in equity method earnings.
Marketable Equity Securities
Marketable equity securities consist of investment in a third party managed mutual fund and equity securities held by a consolidated fund, which are valued based on listed prices in active markets and classified as Level 1 of the fair value hierarchy.
Debt Securities
N-Star CDO bonds—Fair value of N-Star CDO bonds are determined internally based on recent trades, if any with such securitizations, the Company's knowledge of the underlying collateral and are determined using an internal price interpolated based on third party prices of the senior N-Star CDO bonds of the respective CDOs. All N-Star CDO bonds are classified as Level 3 of the fair value hierarchy.
CMBS of consolidated fund—Fair value is determined based on broker quotes or third party pricing services, classified as Level 2 of the fair value hierarchy.
Derivatives
Derivative instruments consist of interest rate contracts and foreign exchange contracts that are generally traded over-the-counter, and are valued using a third-party service provider, except for exchange traded futures contracts which are Level 1 fair values. Quotations on over-the-counter derivatives are not adjusted and are generally valued using observable inputs such as contractual cash flows, yield curve, foreign currency rates and credit spreads, and are classified as Level 2 of the fair value hierarchy. Although credit valuation adjustments, such as the risk of default, rely on Level 3 inputs, these inputs are not significant to the overall valuation of its derivatives. As a result, derivative valuations in their entirety are classified as Level 2 of the fair value hierarchy.
Other Liabilities—Contingent Consideration for THL Hotel Portfolio
In connection with the consensual foreclosure of the THL Hotel Portfolio (Note 3), contingent consideration is payable to the former preferred equity holder of the borrower in an amount up to $13.0 million. Fair value of the contingent consideration is measured using discounted cash flows based on the probability of the former preferred equity holder receiving such payment.
Level 3 Recurring Fair Value Measurements
Quantitative information about recurring Level 3 fair value measurements, for which information about unobservable inputs is reasonably available to the Company, are as follows.

		Valuation Technique	Key Unobservable Inputs	Input Value	Effect on Fair Value from Increase in Input Value (1)
Financial Instrument	Fair Value (In thousands)			Weighted Average (Range)
March 31, 2019
Level 3 Assets
Equity method investments—third party private equity funds	$5,354	Transaction price and NAV(2)	N/A	N/A	N/A
Equity method investments—other	18,569	Discounted cash flows	Discount rate	18.5% (14.8% - 19.5%)	Decrease
Equity method investments—other	25,000	Multiple	Revenue multiple	5.5x	(3)
Equity method investments—other	129,208	Transaction price(4)	N/A	N/A	N/A
N-Star CDO bonds	64,410	Discounted cash flows	Discount rate	22.2% (13.7% - 66.2%)	Decrease
Level 3 Liabilities
Other liabilities—contingent consideration for THL Hotel Portfolio	9,312	Discounted cash flows	Discount rate	20.0%	Decrease

December 31, 2018
Level 3 Assets
Equity method investments—third party private equity funds	$5,908	Transaction price and NAV(2)	N/A	N/A	N/A
Equity method investments—other	21,831	Discounted cash flows	Discount rate	17.5% (9.1% - 18.4%)	Decrease
Equity method investments—other	25,000	Multiple	Revenue multiple	5.8x	(3)
Equity method investments—other	28,346	Transaction price(4)	N/A	N/A	N/A
N-Star CDO bonds	64,127	Discounted cash flows	Discount rate	21.6% (13.6% - 56.5%)	Decrease
Level 3 Liabilities
Other liabilities—contingent consideration for THL Hotel Portfolio	8,903	Discounted cash flows	Discount rate	20.0%	Decrease
__________

(1)
Represents the directional change in fair value that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the reverse effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measures.

(2)	Fair value was estimated based on a combination of inputs, namely indicative prices of investments sold by the Company as well as underlying NAV of the respective funds on a quarter lag.

(3)	Fair value is affected by change in revenue multiple relative to change in rate of revenue growth.

(4)
Valued based upon transaction price of investments recently acquired or offer prices on investments or underlying assets of investee pending sales. Transaction price approximates fair value for an investee engaged in multi-family development during the development stage and pending certificate of occupancy.

The following table presents changes in recurring Level 3 fair value measurements, including realized and unrealized gains (losses) included in earnings and accumulated other comprehensive income.

	Level 3 Assets			Level 3 Liabilities
(In thousands)	Securitized Loans Receivable	Equity Method Investments	Securities	Debt—Securitized Bonds Payable	Due to Affiliates—Contingent Consideration for Internalization	Other Liabilities—Contingent Consideration for THL Hotel Portfolio
Fair value at December 31, 2017	$45,423	$363,901	$323,243	$(44,542)	$(20,650)	$(7,419)
Purchases, contributions or accretion	—	60,044	2,969	389	—	—
Paydowns or distributions	(389)	(158,943)	(83,588)	—	—	—
Contribution to Colony Credit	—	(26,134)	—	—	—	—
Realized gains in earnings	—	2,842	4,030	—	—	—
Unrealized gains (losses):
In earnings	(704)	6,273	—	50	10,480	(341)
In other comprehensive loss	—	—	(20,715)	—	—	—
Fair value at March 31, 2018	$44,330	$247,983	$225,939	$(44,103)	$(10,170)	$(7,760)
Unrealized gains (losses) on ending balance:
In earnings	$(704)	$6,021	$—	$50	$10,480	$(341)
In other comprehensive income (loss)	$—	$—	$(5,457)	$—	$—	$—

Fair value at December 31, 2018	$—	$81,085	$64,127	$—	$—	$(8,903)
Purchases, contributions or accretion	—	101,195	1,769	—	—	—
Paydowns, distributions or sales	—	(6,341)	(2,882)	—	—	—
Realized gains in earnings	—	755	(667)	—	—	—
Unrealized gains (losses):
In earnings	—	1,437	—	—	—	(409)
In other comprehensive income (loss)	—	—	2,063	—	—	—
Fair value at March 31, 2019	$—	$178,131	$64,410	$—	$—	$(9,312)
Unrealized gains (losses) on ending balance:
In earnings	$—	$1,437	$—	$—	$—	$(409)
In other comprehensive income (loss)	$—	$—	$(1,322)	$—	$—	$—

Securitized Loans and Securitized Bonds Payable
Prior to May 2018, the Company had elected the fair value option for loans receivable and bonds payable issued by a securitization trust that was consolidated by a N-Star CDO. The N-Star CDO was in turn consolidated by the Company. In May 2018, the Company sold its interests in the N-Star CDO and deconsolidated the N-Star CDO along with the securitization trust consolidated by the N-Star CDO.
Prior to deconsolidation, the Company had adopted the measurement alternative to measure the fair value of the loans receivable held by the securitization trust using the fair value of the bonds payable issued by the securitization trust as the latter represented the more observable fair value. As such, the net gain or loss that was reflected in earnings was limited to changes in fair value of the beneficial interest held by the Company in the previously consolidated securitization trust, and not as a result of a remeasurement of the loans receivable and bonds payable held by third parties in the previously consolidated securitization trust. Fair value of the bonds payable issued by the securitization trust was determined based on broker quotes, which were generally derived from unobservable inputs, and therefore classified as Level 3 of the fair value hierarchy. Correspondingly, the fair value of the loans receivable held by the securitization trust was also classified as Level 3.
Due To Affiliates—Contingent Consideration for Internalization
In connection with the Company's acquisition of the investment management business and operations of its former manager in April 2015 (the "Internalization"), contingent consideration is payable to certain senior management personnel of the Company. The contingent consideration is payable in a combination of shares of class A common stock, shares of class B common stock and OP Units, measured based on multi-year performance targets for achievement of a contractually-defined funds from operations ("Benchmark FFO") per share target, as well as real estate and non-real estate capital-raising thresholds from the funds management business, to the extent these targets are met. If the minimum performance target for either of these metrics is not met or exceeded, a portion of the contingent consideration paid in respect of the other metric would not be paid out in full.
Prior to June 30, 2018, the contingent consideration had been remeasured at fair value using a third party valuation service provider and classified as Level 3 of the fair value hierarchy, with the change in fair value recorded in other gain (loss). Fair value of the contingent consideration was measured using a Monte Carlo probability simulation model for the Benchmark FFO component and a discounted payout analysis based on probabilities of achieving prescribed targets for the capital-raising component, adjusted for certain targets that had not been met and that had expired. The Company's class A common stock price and related equity volatilities were applied to convert the contingent consideration payout into shares.
At June 30, 2018, the end of the measurement period, the contingent consideration was settled with certain senior management personnel of the Company in a combination of approximately 15,000 shares of class A common stock, 40,000 shares of class B common stock and 1.95 million OP Units. At June 30, 2018, as the contingency was resolved and the number of shares and units to be issued was no longer variable, the payable of $12.5 million, valued based on the closing price of the Company's class A common stock on June 29, 2018, the last trading day of the second quarter, was reclassified out of liabilities into equity, while the associated dividends payable of approximately $6.4 million remained in liabilities. The contingent consideration and associated dividends were fully settled in August 2018.
Investments Carried at Fair Value Using Net Asset Value
Investments in a Company-sponsored non-traded REIT and limited partnership interest in a third party private fund are valued using NAV of the respective vehicles.

	March 31, 2019		December 31, 2018
(In thousands)	Fair Value	Unfunded Commitments	Fair Value	Unfunded Commitments
Private fund—real estate	$16,711	$10,153	$12,617	$13,658
Retail Company—real estate	14,312	—	11,990	—

The Company's limited partnership interest in the private fund is not subject to redemption, with distributions to be received through liquidation of underlying investments of the fund. The private fund has an expected life of eight years from its inception in 2017, which may be extended in one year increments up to two years at the discretion of its general partner, an equity method investee of the Company.
No secondary market currently exists for shares of the non-traded REIT and the Company does not currently expect to seek liquidity of its shares of the non-traded REIT. Subject to then-existing market conditions, the board of directors of the non-traded REIT, along with the Company, as sponsor, expects to consider alternatives for providing liquidity to the non-traded REIT shares beginning five years from completion of the offering stage in January 2016, but with no definitive date by which it must do so. In addition, the Company has agreed that any right to have its shares redeemed is subordinated to third party stockholders for so long as its advisory agreement is in effect.
Nonrecurring Fair Values
The Company measures fair value of certain assets on a nonrecurring basis when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Adjustments to fair value generally result from the application of lower of amortized cost or fair value accounting for assets held for sale or write-down of asset values due to impairment.
The following table summarizes assets carried at fair value on a nonrecurring basis, measured at the time of impairment.

	March 31, 2019			December 31, 2018
(In thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Real estate held for sale	$—	$223,052	$223,052	$68,864	$200,281	$269,145
Real estate held for investment	—	85,186	85,186	—	416,272	416,272
Intangible assets—investment management contracts	—	—	—	—	36,400	36,400
Equity method investments	—	7,014	7,014	—	32,761	32,761
The following table summarizes the fair value write-downs to assets carried at nonrecurring fair values during the periods presented.

	Three Months Ended March 31,
(In thousands)	2019	2018
Impairment loss
Real estate held for sale	$25,183	$8,763
Real estate held for investment	439	4,206
Intangible assets—investment management contracts	—	140,429
Equity method earnings	2,622	—
Impairment is discussed in Note 4 for loans receivable, Note 5 for equity method investments and Note 6 for investment management intangible assets.
Real Estate Held For Sale
At March 31, 2019 and December 31, 2018, real estate held for sale carried at fair value consisted primarily of properties in the European portfolio, valued using either broker price opinions, or a combination of market information, including third-party appraisals and indicative selling prices, adjusted as deemed appropriate by management to account for the inherent risk associated with the properties, and net of 2% to 5% selling cost, classified as Level 3.
Other significant real estate held for sale carried at fair value comprised of certain hotels in the hospitality segment for which the Company previously held a long term hold strategy but in the third quarter of 2018, adopted a sales strategy. These hotels are currently classified as held for sale. Impairment was mostly recorded in 2018 when the hotels were classified as held for investment, based on broker price opinions and net of 3% selling cost, classified as Level 3. In the first quarter of 2019, additional impairment was recorded on certain hotels based on their respective auction prices, classified as Level 2.
Real estate held for sale carried at fair value also included U.S. multi-tenant office buildings, valued based on broker quotes net of 2% selling cost, classified as Level 3.
Additionally, at December 31, 2018, certain properties in the THL Hotel Portfolio were impaired and valued based on auction prices or contracted sales prices, net of 2% selling costs, classified as Level 2.
Real Estate Held For Investment
At March 31, 2019, further impairment was recorded on certain properties in the THL Hotel Portfolio that were impacted by the hurricanes in 2017 based upon revised insurance estimates.
At December 31, 2018, real estate held for investment carried at fair value consisted of $282.4 million of healthcare properties that were impaired in the fourth quarter of 2018, driven by shorter hold periods. In the fourth quarter of 2018, the Company had reassessed the hold period on its healthcare properties, taking into consideration the Company's ability to refinance the related debt with upcoming maturities. The Company considered the possibility of shorter hold periods to be an indicator of impairment, among other factors. For properties for which indicators of impairment were identified, the Company compared their carrying values to the undiscounted future net cash flows expected to be generated by these properties over their hold periods, with terminal values estimated based on indicative capitalization rates, adjusted as appropriate for risk characteristics of each property. In performing this analysis, the Company considered the likelihood of possible outcomes under various hold period scenarios depending on its ability to refinance the related debt and applied a probability-weighted approach to different hold periods for each property. For properties where carrying value exceeded undiscounted future net cash flows, the carrying value was determined to not be recoverable. Fair values were estimated for these properties based on the income capitalization approach, using net operating income for each property and applying capitalization rates ranging from 5.5% to 11%. Impairment was measured as the excess of carrying value over fair value, totaling $212.0 million. As the impairment assessment involved subjectivity and judgment, actual results may differ if changes occur in the assumptions used and/or in market conditions and accordingly, negative changes to these variables would result in further impairment charge in the future.
Other significant real estate held for investment carried at fair value at December 31, 2018 pertained to certain healthcare properties and THL Hotel Portfolio that were damaged by hurricanes or fire in 2017, and further impaired in 2018, with impairment based on estimates from insurance appraisers.
Fair Value Information on Financial Instruments Reported at Cost
Carrying amounts and estimated fair values of financial instruments reported at amortized cost are presented below. The carrying values of cash, interest receivable, accounts receivable, due from and to affiliates, interest payable and accounts payable approximate fair value due to their short term nature and credit risk, if any, are negligible.

	Fair Value Measurements				Carrying Value
(In thousands)	Level 1	Level 2	Level 3	Total
March 31, 2019
Assets
Loans at amortized cost	$—	$—	$1,607,914	$1,607,914	$1,596,673
Liabilities
Debt at amortized cost
Convertible and exchangeable senior notes	573,423	13,095	—	586,518	612,618
Secured debt	—	—	8,031,251	8,031,251	7,991,221
Secured and unsecured debt related to assets held for sale	—	—	1,925,591	1,925,591	1,909,386
Junior subordinated debt	—	—	203,039	203,039	199,563
December 31, 2018
Assets
Loans at amortized cost	$—	$—	$1,667,892	$1,667,892	$1,659,217
Liabilities
Debt at amortized cost
Convertible and exchangeable senior notes	547,300	13,095	—	560,395	612,150
Secured and unsecured debt	—	—	8,141,497	8,141,497	8,164,136
Secured debt related to assets held for sale	—	—	1,077,195	1,077,195	1,064,585
Junior subordinated debt	—	—	169,619	169,619	199,086

Loans Receivable—Loans receivable carried at amortized cost consist of first mortgages, subordinated mortgages and corporate loans, including such loans held by securitization trusts consolidated by the Company. Fair values were determined by comparing the current yield to the estimated yield of newly originated loans with similar credit risk or the market yield at which a third party might expect to purchase such investment; or based on discounted cash flow projections of principal and interest expected to be collected, which includes consideration of the financial standing of the borrower or sponsor as well as operating results of the underlying collateral. Carrying values of loans held for investment carried at amortized cost are presented net of allowance for loan losses, where applicable.
Debt—Fair value of convertible notes was determined using the last trade price in active markets. Fair value of exchangeable notes was determined based on unadjusted quoted prices in a non-active market. Fair values of the corporate credit facility and secured and unsecured debt were estimated by discounting expected future cash outlays at interest rates currently available to the Company for instruments with similar terms and remaining maturities; and such fair values approximated carrying value for floating rate debt with credit spreads that approximate market rates. Fair value of junior subordinated debt was based on unadjusted quotations from a third party valuation firm, with such quotes derived using a combination of internal valuation models, comparable trades in non-active markets and other market data. Fair value of securitization bonds payable was based on quotations from brokers or financial institutions that act as underwriters of the securitized bonds.
Other—The carrying values of cash, due from and to affiliates, other receivables and other payables approximate fair value due to their short term nature, and credit risk, if any, are negligible.
Fair Value
Recurring Fair Values
The table below presents a summary of financial assets and financial liabilities carried at fair value on a recurring basis, including financial instruments for which the fair value option was elected but excluding financial assets under the NAV practical expedient.

	Fair Value Measurements
(In thousands)	Level 1	Level 2	Level 3	Total
December 31, 2018
Assets
Equity method investments	$—	$—	$81,085	$81,085
Equity securities of consolidated funds	26,754	—	—	26,754
Debt securities available for sale—N-Star CDO bonds	—	—	64,127	64,127
CMBS of consolidated fund	—	32,706	—	32,706
Other assets—derivative assets	—	33,558	—	33,558
Liabilities
Other liabilities—derivative liabilities	—	132,808	—	132,808
Other liabilities—contingent consideration for THL Hotel Portfolio	—	—	8,903	8,903

	Fair Value Measurements
(In thousands)	Level 1	Level 2	Level 3	Total
December 31, 2017
Assets
Loans receivable—securitized loans	$—	$—	$45,423	$45,423
Equity method investments	—	—	363,901	363,901
Equity securities of consolidated fund	35,600	—	—	35,600
Debt securities available for sale
CRE securities of consolidated N-Star CDOs:
CMBS	—	—	147,945	147,945
Other securities	—	—	66,983	66,983
N-Star CDO bonds	—	—	90,933	90,933
CMBS and other securities	—	—	17,382	17,382
CMBS of consolidated fund	—	25,099	—	25,099
Other assets—derivative assets	—	10,152	—	10,152
Liabilities
Debt—securitization bonds payable	—	—	44,542	44,542
Other liabilities—derivative liabilities	—	204,848	—	204,848
Other liabilities—contingent consideration for THL Hotel Portfolio	—	—	7,419	7,419
Due to affiliates—contingent consideration for Internalization	—	—	20,650	20,650

Equity Method Investments
Equity method investments for which fair value option was elected are carried at fair value on a recurring basis. This includes investments in private equity funds acquired in connection with the Merger.
Fair values are determined using either discounted cash flow models based on expected future cash flows for income and realization events of the underlying assets, applying revenue multiples, based on transaction price for recently acquired investments, or pending or comparable market sales price on an investment, as applicable. In valuing the Company's investment in third party private equity funds, the Company considers cash flows provided by the general partners of the funds and the implied yields of the funds. The Company has not elected the practical expedient to measure the fair value of its investments in these private equity funds using NAV of the underlying funds. Fair value of equity method investments are classified as Level 3 of the fair value hierarchy, unless investments are valued based on contracted sales prices which are classified as Level 2 of the fair value hierarchy. Changes in fair value of equity method investments under the fair value option are recorded in equity method earnings.
Equity Securities
Fair value of equity securities held by consolidated funds are based on listed prices in active markets and classified as Level 1 of the fair value hierarchy.
Debt Securities
N-Star CDO bonds—Fair value of N-Star CDO bonds are determined internally based on recent trades, if any with such securitizations, the Company's knowledge of the underlying collateral and are determined using an internal price interpolated based on third party prices of the senior N-Star CDO bonds of the respective CDOs. All N-Star CDO bonds are classified as Level 3 of the fair value hierarchy.
CMBS and other securities—Fair value is determined based on broker quotes, third party pricing services or an internal price, all of which are generally derived from unobservable inputs, and therefore classified as Level 3 of the fair value hierarchy. Management determines the prices are representative of fair value through a review of available data, including recent transactions as well as its knowledge of and experience in the market.
Derivatives
Derivative instruments consist of interest rate contracts and foreign exchange contracts that are generally traded over-the-counter, and are valued using a third-party service provider, except for exchange traded futures contracts which are Level 1 fair values. Quotations on over-the-counter derivatives are not adjusted and are generally valued using observable inputs such as contractual cash flows, yield curve, foreign currency rates and credit spreads, and are classified as Level 2 of the fair value hierarchy. Although credit valuation adjustments, such as the risk of default, rely on
Level 3 inputs, these inputs are not significant to the overall valuation of its derivatives. As a result, derivative valuations in their entirety are classified as Level 2 of the fair value hierarchy.
Due To Affiliates—Contingent Consideration for Internalization
In connection with the Company's acquisition of the investment management business and operations of its former manager in April 2015 (the "Internalization"), contingent consideration is payable to certain senior management personnel of the Company. The contingent consideration is payable in a combination of up to approximately 1.29 million shares of class A common stock, 115,226 shares of class B common stock and 4.40 million OP Units, measured based on multi-year performance targets for achievement of a contractually-defined funds from operations ("Benchmark FFO") per share target, as well as real estate and non-real estate capital-raising thresholds from the funds management business, to the extent these targets are met. If the minimum performance target for either of these metrics is not met or exceeded, a portion of the contingent consideration paid in respect of the other metric would not be paid out in full.
At December 31, 2017, the contingent consideration had been remeasured at fair value using a third party valuation service provider and classified as Level 3 of the fair value hierarchy, with the change in fair value recorded in other gain (loss) in the consolidated statement of operations. Fair value of the contingent consideration was measured using a Monte Carlo probability simulation model for the Benchmark FFO component and a discounted payout analysis based on probabilities of achieving prescribed targets for the capital-raising component, adjusted for certain targets that had not been met and that had expired. The Company's class A common stock price and related equity volatilities were applied to convert the contingent consideration payout into shares.
At June 30, 2018, the end of the measurement period for the contingent consideration, and in accordance with the terms of the contribution agreement for the Internalization, it was determined that one of the prescribed performance targets was met, specifically the real estate capital raising target. As a result, the contingent consideration was settled with certain senior management personnel of the Company in a combination of approximately 15,000 shares of class A common stock, 40,000 shares of class B common stock and 1.95 million OP Units. At June 30, 2018, as the contingency was resolved and the number of shares and units to be issued was no longer variable, the payable of $12.5 million, valued based on the closing price of the Company's class A common stock on June 29, 2018, the last trading day of the second quarter, was reclassified out of liabilities into equity, while the associated dividends payable of approximately $6.4 million remained in liabilities. The contingent consideration and associated dividends were fully settled in August 2018.
Other Liabilities—Contingent Consideration for THL Hotel Portfolio
In connection with a consensual foreclosure of the THL Hotel Portfolio, contingent consideration is payable to the former preferred equity holder of the borrower in an amount up to $13.0 million (Note 3). Fair value of the contingent consideration is measured using discounted cash flows based on the probability of the former preferred equity holder receiving such payment.
Securitized Loans and Securitized Bonds Payable
The Company had elected the fair value option for loans receivable and bonds payable issued by a securitization trust that was consolidated by a N-Star CDO. The N-Star CDO was in turn consolidated by the Company. In May 2018, the Company sold its interests in the N-Star CDO and deconsolidated the N-Star CDO (Note 8) along with the securitization trust consolidated by the N-Star CDO.
Prior to deconsolidation, the Company had adopted the measurement alternative to measure the fair value of the loans receivable held by the securitization trust using the fair value of the bonds payable issued by the securitization trust as the latter represented the more observable fair value. As such, the net gain or loss that was reflected in earnings was limited to changes in fair value of the beneficial interest held by the Company in the previously consolidated securitization trust, and not as a result of a remeasurement of the loans receivable and bonds payable held by third parties in the previously consolidated securitization trust. Fair value of the bonds payable issued by the securitization trust was determined based on broker quotes, which were generally derived from unobservable inputs, and therefore classified as Level 3 of the fair value hierarchy. Correspondingly, the fair value of the loans receivable held by the securitization trust was also classified as Level 3. Management determined that the quotes were representative of fair value through a review of available data, including recent transactions as well as its knowledge of and experience in the market.
Level 3 Recurring Fair Value Measurements
The Company relies on the third party pricing exception with respect to the requirement to provide quantitative disclosures about significant Level 3 inputs being used to determine fair value measurements for CRE debt securities, except for N-Star CDO bonds, and prior to May 2018, loans receivable and bonds payable issued by a consolidated securitization trust held by a previously consolidated N-Star CDO. The Company believes that the pricing service or broker quotations for these instruments may be based on market transactions of comparable securities, inputs including forecasted market rates, contractual terms, observable discount rates for similar securities and credit, such as credit support and delinquency rates.
Quantitative information about recurring Level 3 fair value measurements, for which information about unobservable inputs is reasonably available to the Company, are as follows.

		Valuation Technique	Key Unobservable Inputs	Input Value	Effect on Fair Value from Increase in Input Value (1)
Financial Instrument	Fair Value (In thousands)			Weighted Average (Range)
December 31, 2018
Level 3 Assets
Equity method investments—third party private equity funds	$5,908	Transaction price and NAV(2)	Not applicable	Not applicable	Not applicable
Equity method investments—other	21,831	Discounted cash flows	Discount rate	17.5% (9.1% - 18.4%)	Decrease
Equity method investments—other	25,000	Multiple	Revenue multiple	5.8x	Increase
Equity method investments—other	28,346	Transaction price(3)	Not applicable	Not applicable	Not applicable
N-Star CDO bonds	64,127	Discounted cash flows	Discount rate	21.6% (13.6% - 56.5%)	Decrease
Level 3 Liabilities
Other liabilities—contingent consideration for THL Hotel Portfolio	8,903	Discounted cash flows	Discount rate	20.0%	Decrease

December 31, 2017
Level 3 Assets
Equity method investments—third party private equity funds	$204,774	Discounted cash flows	Discount rate	14.6% (11.0% - 20.0%)	Decrease
Equity method investments—other	26,408	Discounted cash flows	Discount rate	14.2% (8.8% - 14.8%)	Decrease
Equity method investments—other	132,719	Transaction price(3)	Not applicable	Not applicable	Not applicable
N-Star CDO bonds	90,933	Discounted cash flows	Discount rate	24.0% (10.8% - 87.4%)	Decrease
Level 3 Liabilities
Due to affiliates—contingent consideration for Internalization	20,650	Monte Carlo simulation	Benchmark FFO volatility	11.8%	Increase
			Equity volatility	18.7%	Increase
			Correlation (4)	80.0%	Increase
Other liabilities—contingent consideration for THL Hotel Portfolio	7,419	Discounted cash flows	Discount rate	20.0%	Decrease
__________

(1)
Represents the directional change in fair value that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the reverse effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measures.

(2)	Fair value was estimated based on a combination of inputs, namely indicative prices of investments sold by the Company as well as underlying NAV of the respective funds on a quarter lag.

(3)	Valued based upon transaction price of investments recently acquired or offer prices on investments pending sales.

(4)	Represents assumed correlation between Benchmark FFO and the Company's class A common stock price.
The following table presents changes in recurring Level 3 fair value measurements, including realized and unrealized gains (losses) included in earnings and accumulated other comprehensive income.

	Level 3 Assets			Level 3 Liabilities
(In thousands)	Loans Receivable	Equity Method Investments	Securities	Debt	Due to Affiliates—Contingent Consideration for Internalization	Other Liabilities—Contingent Consideration for THL Hotel Portfolio
Fair value at December 31, 2015	$—	$—	$—	$—	$(52,990)	$—
Unrealized gain in earnings	—	—	—	—	11,740	—
Fair value at December 31, 2016	$—	$—	$—	$—	$(41,250)	$—
Unrealized gain related to balance recorded in earnings	$—	$—	$—	$—	$11,740	$—

Fair value at December 31, 2016	$—	$—	$—	$—	$(41,250)	$—
Acquired through the Merger	—	362,269	427,560	—	—	—
Consideration for business combination	—	—	—	—	—	(6,771)
Consolidation of securitization trust	58,296	—	—	(56,928)	—	—
Purchases, contributions or accretion	—	162,323	40,035	10,564	—	—
Paydowns or distributions	(10,564)	(166,795)	(120,728)	—	—	—
Realized losses in earnings	—	—	(38,885)	—	—	—
Unrealized gains:
In earnings	(2,309)	6,104	—	1,822	20,600	(648)
In other comprehensive income	—	—	15,261	—	—	—
Fair value at December 31, 2017	$45,423	$363,901	$323,243	$(44,542)	$(20,650)	$(7,419)
Unrealized gains (losses) on ending balance:
In earnings	$(2,309)	$6,104	$—	$1,822	$20,600	$(648)
In other comprehensive income (loss)	$—	$—	$15,261	$—	$—	$—

Fair value at December 31, 2017	$45,423	$363,901	$323,243	$(44,542)	$(20,650)	$(7,419)
Purchases, contributions or accretion	—	61,113	21,049	—	—	—
Paydowns, distributions or sales	(638)	(188,409)	(138,261)	638	—	—
Deconsolidation	(44,070)	—	(124,344)	43,847	—	—
Transfer out of liabilities into equity	—	—	—	—	12,539	—
Transfers out of Level 3	—	(132,527)	—	—	6,381	—
Contribution to Colony Credit (Note 4)	—	(26,134)	—	—	—	—
Realized gains in earnings	—	3,208	3,877	—	—	—
Unrealized gains (losses):
In earnings	(715)	(67)	—	57	1,730	(1,484)
In other comprehensive income (loss)	—	—	(21,437)	—	—	—
Fair value at December 31, 2018	$—	$81,085	$64,127	$—	$—	$(8,903)
Unrealized gains (losses) on ending balance:
In earnings	$(715)	$(67)	$—	$57	$1,730	$(1,484)
In other comprehensive income (loss)	$—	$—	$(3,386)	$—	$—	$—

Transfers of Level 3 Assets and Liabilities
Transfers of assets and liabilities into or out of Level 3 are presented at their fair values as measured at the end of the reporting period. Assets transferred out of Level 3 represent investments in third party private equity funds that were valued based on their contracted sales price in June 2018 and sold in September 2018. Liabilities transferred out of Level 3 represent dividends earned on the final number of shares of class A common stock and OP Units determined as of June 30, 2018, the end of the measurement period of the contingent consideration associated with the Internalization, and which were paid out in August 2018.
Investments Carried at Fair Value Using Net Asset Value
Investments in retail companies, which include a Company-sponsored non-traded REIT and a third party managed open-end mutual fund, as well as limited partnership interest in a third party private fund are valued using NAV of the respective vehicles effective January 1, 2018.

	December 31, 2018
(In thousands)	Fair Value	Unfunded Commitments
Private fund—real estate	$12,617	$13,658
Retail Companies—real estate	21,674	—

The Company's limited partnership interest in the private fund is not subject to redemption, with distributions to be received through liquidation of underlying investments of the fund. The private fund has an expected life of eight years from its inception in 2017, which may be extended in one year increments up to two years at the discretion of its general partner, an equity method investee of the Company.
There are no restrictions on the Company's ability to redeem its investment in the third party managed open-end fund.
No secondary market currently exists for shares of the non-traded REIT and the Company does not currently expect to seek liquidity of its shares of the non-traded REIT. Subject to then-existing market conditions, the board of directors of the non-traded REIT, along with the Company, as sponsor, expects to consider alternatives for providing liquidity to the non-traded REIT shares beginning five years from completion of the offering stage in January 2016, but with no definitive date by which it must do so. In addition, the Company has agreed that any right to have its shares redeemed is subordinated to third party stockholders for so long as its advisory agreement is in effect.
Nonrecurring Fair Values
The Company measures fair value of certain assets on a nonrecurring basis when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Adjustments to fair value generally result from the application of lower of amortized cost or fair value accounting for assets held for sale or write-down of asset values due to impairment.
The following table summarizes assets carried at fair value on a nonrecurring basis, measured at the time of impairment.

	December 31, 2018			December 31, 2017
(In thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Real estate held for sale	$68,864	$200,281	$269,145	$13,252	$36,246	$49,498
Real estate held for investment	—	416,272	416,272	—	224,935	224,935
Intangible assets—investment management contracts	—	36,400	36,400	—	51,100	51,100
Equity method investments	—	32,761	32,761	—	11,871	11,871
The following table summarizes the fair value write-downs to assets carried at nonrecurring fair values during the periods presented.

	Year Ended December 31,
(In thousands)	2018	2017	2016
Impairment loss
Real estate held for sale	$77,211	$25,619	$11,334
Real estate held for investment	280,418	19,668	57
Intangible assets—lease intangibles	12,744	—	—
Intangible assets—investment management contracts	147,429	59,073	320
Intangible assets—customer relationships	10,109	—	—
Intangible assets—trade name	59,464	—	—
Equity method earnings	61,182	6,774	—
Impairment is discussed in Note 6 for loans receivable, Note 7 for equity method investments and Note 9 for goodwill and investment management intangible assets.
Real Estate Held For Sale—At December 31, 2018, real estate held for sale carried at fair value consisted primarily of properties in the European portfolio, valued using either broker price opinions, or a combination of market information, including third-party appraisals and indicative selling prices, adjusted as deemed appropriate by management to account for the inherent risk associated with the properties, and net of 5% selling cost, classified as Level 3.
Other significant real estate held for sale carried at fair value at December 31, 2018 comprised of certain hotels in the hospitality segment for which the Company previously held a long term hold strategy but in the third quarter of 2018, adopted a sales strategy. The majority of these hotels were classified as held for sale in the fourth quarter of 2018. Impairment was mostly recorded when the hotels were classified as held for investment, based on broker price opinions and net of 3% selling cost, classified as Level 3.
Additionally, real estate held for sale carried at fair value at December 31, 2018 include multi-tenant office buildings and certain hotels in the THL Hotel Portfolio. These properties were valued based on either broker quotes, classified as Level 3, or auction prices or contracted sales prices, classified as Level 2, and in all cases, net of 1.5% or 2% selling costs.
At December 31, 2017, real estate held for sale carried at fair value were made up of properties in the healthcare and European portfolios as well as foreclosed properties.
Real Estate Held For Investment—At December 31, 2018, real estate held for investment carried at fair value consisted of $282.4 million of healthcare properties that were impaired in the fourth quarter of 2018, driven by shorter hold periods. In the fourth quarter of 2018, the Company reassessed the hold period on its healthcare properties, taking into consideration the Company's ability to refinance the related debt with upcoming maturities. The Company considered the possibility of shorter hold periods to be an indicator of impairment, among other factors. For properties for which indicators of impairment were identified, the Company compared their carrying values to the undiscounted future net cash flows expected to be generated by these properties over their hold periods, with terminal values estimated based on indicative capitalization rates, adjusted as appropriate for risk characteristics of each property. In performing this analysis, the Company considered the likelihood of possible outcomes under various hold period scenarios depending on its ability to refinance the related debt and applied a probability-weighted approach to different hold periods for each property. For properties where carrying value exceeded undiscounted future net cash flows, the carrying value was determined to not be recoverable. Fair values were estimated for these properties based on the income capitalization approach, using net operating income for each property and applying capitalization rates ranging from 5.5% to 11%. Impairment was measured as the excess of carrying value over fair value, totaling $212.0 million. As the impairment assessment involved subjectivity and judgment, actual results may differ if changes occur in the assumptions used and/or in market conditions and accordingly, negative changes to these variables would result in further impairment charge in the future.
Other significant real estate held for investment carried at fair value at December 31, 2018 pertained to certain healthcare properties and THL Hotel Portfolio that were damaged by hurricanes or fire in 2017, and further impaired in 2018, with impairment based on estimates from insurance appraisers.
At December 31, 2017, impaired real estate held for investment also included properties in the European portfolio which have mostly been transferred to held for sale or sold in 2018, as well as certain RIDEA properties that were converted into net lease properties in the healthcare segment.
Lease Intangible Assets—These represent lease intangibles that were evaluated and impaired in connection with the related healthcare properties that were impaired in the fourth quarter of 2018, consisting predominantly of above-market leases.

Fair Value Information on Financial Instruments Reported at Cost
Carrying amounts and estimated fair values of financial instruments reported at amortized cost are presented below. The carrying values of cash, interest receivable, accounts receivable, due from and to affiliates, interest payable and accounts payable approximate fair value due to their short term nature and credit risk, if any, are negligible.

	Fair Value Measurements				Carrying Value
(In thousands)	Level 1	Level 2	Level 3	Total
December 31, 2018
Assets
Loans at amortized cost	$—	$—	$1,667,892	$1,667,892	$1,659,217
Liabilities
Debt at amortized cost
Convertible and exchangeable senior notes	547,300	13,095	—	560,395	612,150
Secured debt	—	—	8,141,497	8,141,497	8,164,136
Secured debt related to assets held for sale	—	—	1,077,195	1,077,195	1,064,585
Junior subordinated debt	—	—	169,619	169,619	199,086
December 31, 2017
Assets
Loans at amortized cost	$—	$—	$3,232,301	$3,232,301	$3,178,339
Liabilities
Debt at amortized cost
Corporate credit facility	—	50,000	—	50,000	50,000
Convertible and exchangeable senior notes	608,491	13,979	—	622,470	610,331
Secured and unsecured debt	—	—	8,689,386	8,689,386	8,620,717
Secured debt related to assets held for sale	—	—	1,212,068	1,212,068	1,198,363
Securitization bonds payable	—	132,815	169,908	302,723	303,709
Junior subordinated debt	—	—	216,316	216,316	197,053

Loans Receivable—Loans receivable carried at amortized cost consist of first mortgages, subordinated mortgages and corporate loans, including such loans held by securitization trusts consolidated by the Company. Fair values were determined by comparing the current yield to the estimated yield of newly originated loans with similar credit risk or the market yield at which a third party might expect to purchase such investment; or based on discounted cash flow projections of principal and interest expected to be collected, which includes consideration of the financial standing of the borrower or sponsor as well as operating results of the underlying collateral. Carrying values of loans held for investment carried at amortized cost are presented net of allowance for loan losses, where applicable.
Debt—Fair value of convertible notes was determined using the last trade price in active markets. Fair value of exchangeable notes was determined based on unadjusted quoted prices in a non-active market. Fair values of the corporate credit facility and secured and unsecured debt were estimated by discounting expected future cash outlays at interest rates currently available to the Company for instruments with similar terms and remaining maturities; and such fair values approximated carrying value for floating rate debt with credit spreads that approximate market rates. Fair value of junior subordinated debt was based on unadjusted quotations from a third party valuation firm, with such quotes derived using a combination of internal valuation models, comparable trades in non-active markets and other market data. Fair value of securitization bonds payable was based on quotations from brokers or financial institutions that act as underwriters of the securitized bonds.
Other—The carrying values of cash, due from and to affiliates, other receivables and other payables approximate fair value due to their short term nature, and credit risk, if any, are negligible.